STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance beginning at Feb. 28, 2017	$ 405,584	$ 4,129,726	$ 2,484,941	$ (344,204)	$ 6,676,047
Balance beginning (in shares) at Feb. 28, 2017	40,558,429
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock based compensation	$ 2,171	110,329			112,500
Issuance of stock based compensation (in shares)	217,100
Compensation expense related to stock options		(4,417)			(4,417)
Cancellation of common stock	$ (440)	(18,920)			(19,360)
Cancellation of common stock (in shares)	(44,000)
Net income			904,957		904,957
Balance ending at Dec. 31, 2017	$ 407,315	4,216,718	3,389,898	(344,204)	7,669,727
Balance ending (in shares) at Dec. 31, 2017	40,731,529
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock based compensation	$ 991	117,050			118,041
Issuance of stock based compensation (in shares)	99,134
Compensation expense related to stock options		248,040			248,040
Cancellation of common stock	$ (227)	(36,594)			(36,821)
Cancellation of common stock (in shares)	(22,752)
Issuance of Option Exercised	$ 1,250	50,000			51,250
Issuance of Option Exercised (in shares)	125,000
Net income			910,570		910,570
Balance ending at Dec. 31, 2018	$ 409,329	$ 4,595,214	$ 4,300,468	$ (344,204)	$ 8,960,807
Balance ending (in shares) at Dec. 31, 2018	40,932,911